NOTE 7 - DERIVATIVE LIABILITY - Derivative liabilities (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Convertible note payable, Derivative Liability	$ 3,808,551	$ 1,488,745
Convertible note payable issued December 29, 2016 (M)
Convertible note payable, Face Value	40,000	40,000
Convertible note payable, Derivative Liability	16,000	53,333
Convertible note payable issued April 5, 2017 (W)
Convertible note payable, Face Value	29,000	29,000
Convertible note payable, Derivative Liability	145,000	38,667
Convertible note payable issued April 5, 2017 (X)
Convertible note payable, Face Value	21,500	21,500
Convertible note payable, Derivative Liability	107,500	28,667
Convertible note payable issued January 11, 2018 (AA)
Convertible note payable, Face Value	23,167	23,167
Convertible note payable, Derivative Liability	92,668	30,889
Convertible note payable issued December 1, 2017 (BB)
Convertible note payable, Face Value	50,000	50,000
Convertible note payable, Derivative Liability	83,333	50,000
Convertible note payable issued December 1, 2017 (CC)
Convertible note payable, Face Value	50,000	50,000
Convertible note payable, Derivative Liability	83,333	50,000
Convertible note payable issued March 5, 2018 (DD)
Convertible note payable, Face Value	35,000	35,000
Convertible note payable, Derivative Liability	140,000	46,667
Convertible note payable issued April 4, 2018 (EE)
Convertible note payable, Face Value	37,500	37,500
Convertible note payable, Derivative Liability	150,000	50,000
Convertible note payale issued September 18, 2018 (FF)
Convertible note payable, Face Value	22,500	22,500
Convertible note payable, Derivative Liability	90,000	30,000
Convertible note payable issued September 18, 2018 (GG)
Convertible note payable, Face Value	8,505	8,506
Convertible note payable, Derivative Liability	34,022	34,022
Conbertible note payable issued December 19, 2018 (HH)
Convertible note payable, Face Value	188,036
Convertible note payable, Derivative Liability	752,147
Conbertible note payable issued December 19, 2018 (HH)
Convertible note payable, Face Value		200,000
Convertible note payable, Derivative Liability		266,667
Convertible note payable issued February 4, 2019 (II)
Convertible note payable, Face Value	132,007	170,000
Convertible note payable, Derivative Liability	528,029	226,667
Convertible note payable issued February 13, 2019 (JJ)
Convertible note payable, Face Value	66,929	75,000
Convertible note payable, Derivative Liability	267,718	187,500
Convertible note payable issued November 15, 2018 (KK)
Convertible note payable, Face Value	20,000	20,000
Convertible note payable, Derivative Liability	80,000	26,667
Convertible note payable issued November 30, 2018 (LL)
Convertible note payable, Face Value	5,000	5,000
Convertible note payable, Derivative Liability	20,000	6,667
Convertible note payable issued December 6, 2018 (MM)
Convertible note payable, Face Value	3,000	3,000
Convertible note payable, Derivative Liability	12,000	4,000
Convertible note payable issued December 11, 2018 due on December 11, 2019 (NN)
Convertible note payable, Face Value	10,000	10,000
Convertible note payable, Derivative Liability	40,000	13,333
Convertible note payable issued June 10, 2019 due on June 10, 2020 (OO)
Convertible note payable, Face Value	58,750	58,750
Convertible note payable, Derivative Liability	235,000	78,333
Convertible note payable issued September 5, 2019 due on September 5, 2020 (PP)
Convertible note payable, Face Value	12,500	12,500
Convertible note payable, Derivative Liability	50,000	20,833
Convertible note payable issued October 23, 2019 due on April 23, 2020 (QQ)
Convertible note payable, Face Value	0	250,000
Convertible note payable, Derivative Liability	$ 0	$ 333,333